Share based compensation - Additional Information (Details)		12 Months Ended
	Jul. 29, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) Option	Dec. 31, 2020 CNY (¥) Option	Dec. 31, 2022 $ / shares
Share-based compensation
Exercise price | $ / shares					$ 0.001
Number of share options outstanding | Option			1,270,445	2,493,404
Share-based payment		¥ 27,528,000	¥ 35,463,000	¥ 78,967,000
Performance Incentive Plan
Share-based compensation
Number of shares issued | shares	1,927,793
Percentage of outstanding shares issued	2.00%
Consideration for shares issued	¥ 0